UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22397

IronBridge Funds, Inc.

(Exact name of registrant as specified in charter)

One Parkview Plaza

Suite 700

Oakbrook Terrace, Illinois 60181

(Address of principal executive offices) (Zip code)

John G. Davis

One Parkview Plaza, Suite 700

Oakbrook Terrace, Illinois 60181

(Name and address of agent for service)

Registrant’s telephone number, including area code (630) 684-8300

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

December 31, 2011

IronBridge Small Cap Fund

IronBridge SMID Cap Fund

IronBridge Global Fund

IronBridge Skyline Fund

IronBridge Horizon Fund

IRONBRIDGE FUNDS    December 31, 2011

P / 1

PRESIDENT’S LETTER

Dear Fellow Shareholders

We are pleased to report on the progress of the IronBridge Funds over the past six months ending December 31, 2011. The S&P 500® Index, a proxy for large capitalization stocks, was down -3.69% over the past six months, while small capitalizations stocks were down -9.77% as measured by the Russell 2000® Index. Global equity markets, as measured by the MSCI World Index (Net), were down -10.29%, over the same period.

Fund Results

For the six month period ending December 31, 2011, the Funds generated the following net (i.e. after fee) returns:

The IronBridge Small Cap Fund, managed by IronBridge Capital Management, returned -10.78% versus the -9.77% return for the Russell 2000® Index.

The IronBridge SMID Cap Fund, managed by IronBridge Capital Management, returned -10.74% versus the -9.78% return for the Russell 2500™ Index.

The IronBridge Global Fund, managed by IronBridge Capital Management, returned -11.88% versus the -10.29% return for the MSCI World Index (Net).

The IronBridge Skyline Fund, managed by IronBridge Capital Management, returned -10.55% versus the -9.78% return for the Russell 2500™ Index.

The IronBridge Horizon Fund, managed by IronBridge Capital Management, returned -10.82% versus the -9.77% return for the Russell 2000® Index.

Outlook

In the near term, we expect volatility to remain relatively high in the equity markets. Longer term, we believe that higher-quality equities should provide the best relative returns to equity investors. We define “high quality” as those companies that have been winning the global competition for capital by allocating capital to higher return projects. Our Funds seek to diversify the source and structure of net cash receipts, and focus on where we believe we have an edge — picking stocks. We attempt to identify winners in the competition for capital and buy them at attractive entry points.

Thank you for your continued support of IronBridge Funds.

Sincerely,

John Davis

President

IronBridge Funds

P / 2

Report from IronBridge Capital Management, L.P.

Dear Shareholder:

The IronBridge Small Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small market capitalizations. The objective is relative to, and measured against, the Russell 2000® Index.

The IronBridge SMID Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small and mid-market capitalizations. The objective is relative to, and measured against, the Russell 2500™ Index.

The IronBridge Global Fund strives to achieve long-term capital appreciation by investing primarily in equity securities of companies traded in developed markets throughout the world, including the United States.

The IronBridge Skyline Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small and mid-market capitalizations. The objective is relative to, and measured against, the Russell 2500™ Index.

The IronBridge Horizon Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small market capitalizations. The objective is relative to, and measured against, the Russell 2000® Index.

Performance Review

IronBridge Small Cap Fund

For the six month period ending December 31, 2011, the IronBridge Small Cap Fund lagged the benchmark, returning -10.78% (net of fees) compared with the Russell 2000® Index return of -9.77% for the same period.

The stock selection within Materials, Industrials, Consumer Discretionary, Energy and Consumer Staples was a positive contributor to the relative return profile, but failed to offset selection in Financials, Information Technology, Health Care and Utilities. The sector allocation added value at the margin primarily due to the small allocation (less than 2%) to cash.

IronBridge SMID Cap Fund

For the six month period ending December 31, 2011, the IronBridge SMID Cap Fund lagged the benchmark, returning -10.74% (net of fees) compared with the Russell 2500™ Index return of -9.78% for the same period.

The stock selection within Financials, Consumer Discretionary, Utilities and Materials was a positive contributor to the relative return profile, but failed to offset selection in Information Technology, Industrials, Energy, Health Care and Consumer Staples. The sector allocation was a positive contributor to the relative performance during the period with the most significant impact resulting from the small (less than 3%) overweight to Utilities.

IronBridge Global Fund

For the six month period ending December 31, 2011, the IronBridge Global Fund lagged the benchmark, returning -11.88% (net of fees) compared with the MSCI World Index (Net) return of -10.29% for the same period.

P / 3

Report from IronBridge Capital Management, L.P. (continued)

The stock selection within Financials, Energy, Industrials and Consumer Discretionary was a positive contributor to the relative return profile, but failed to offset selection in Information Technology, Health Care, Materials, Telecommunication Services, Consumer Staples and Utilities. The sector allocation added value at the margin primarily due to the small allocation (approximately 1%) to cash.

IronBridge Skyline Fund

For the six month period ending December 31, 2011, the IronBridge Skyline Fund lagged the benchmark, returning -10.55% (net of fees) compared with the Russell 2500™ Index return of -9.78% for the same period.

The stock selection within Financials, Consumer Discretionary, Utilities and Materials was a positive contributor to the relative return profile, but failed to offset selection in Information Technology, Industrials, Energy, Health Care and Consumer Staples. The sector allocation was a positive contributor to the relative performance during the period with the most significant impact resulting from the small (less than 3%) overweight to Utilities.

IronBridge Horizon Fund

For the six month period ending December 31, 2011, the IronBridge Horizon Fund lagged the benchmark, returning -10.82% (net of fees) compared with the Russell 2000® Index return of -9.77% for the same period.

The stock selection within Materials, Industrials, Consumer Discretionary, Energy and Consumer Staples was a positive contributor to the relative return profile, but failed to offset selection in Financials, Information Technology, Health Care and Utilities. The sector allocation added value at the margin primarily due to the small allocation (less than 2%) to cash.

Market Review

Equities markets declined during the six month period ending December 31, 2011. Within the U.S. market, large cap stocks, as measured by the Russell 1000® Index (-4.58%) were the best-performing capitalization range, followed by mid cap stocks, as measured by the Russell Midcap® Index (-8.91%) and small cap stocks as measured by the Russell 2000® Index (-9.77%). Global large cap and mid cap stocks in the developed markets also declined, as measured by the MSCI World Index (Net) (-10.29%). Returns for the individual countries contained in the index varied significantly. The best-performing country was Ireland down approximately 2%, while Greece was down over 61%.

Our research indicates that a large portion of the price volatility during this six month period came from macro events and discount rate “shocks.” We believe discount rate volatility was caused primarily by changes in global liquidity. Some monetary authorities were adding liquidity to keep asset prices high while others were draining liquidity in order to restrain inflation.

Portfolio Outlook

We remain bullish on equities over the long term. We believe that over the next 12 months volatility is likely to remain high. For now, the consensus for 2012 is more of what we have been seeing — high volatility, low global growth and low equity returns.

P / 4

We believe company-specific correlations are likely to remain high while the global rebalancing phase persists, but are likely to fall again when longer term solutions to the European and U.S. debt crisis emerge. That should reduce the need for shorter-term, massive liquidity injections from global monetary authorities. If, as we anticipate, we are close to resolving the milestones associated with the global rebalancing phase, correlations should start to fall, increasing the availability of excess return for managers with disciplined investment processes.

High correlations among companies are not likely to persist. As long as companies are free to compete, there are likely to be divergent outcomes for future net cash receipts. Sooner or later, these cash flow differences must be recognized by differential stock price return.

We have no idea what 2012 will ultimately bring for investors as reality often differs from expectations. Regardless of what unfolds in 2012, we believe that equities offer significant relative value longer term. Also, whatever scenario unfolds, high-quality equities that offer attractive payoff structures and are managed by good stewards of capital that make the world a better place are the ones that appear best positioned to adapt to any new circumstances.

Thank you for your continued confidence in IronBridge.

Past performance is not a guarantee of future results.

The information provided herein represents the opinion of the fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and medium capitalization companies which are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Funds may invest in American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) that represent interests in foreign securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

The Russell 2000 Index is an unmanaged index that is designed to measure the small cap segment of the U.S. equity universe.

P / 5

Report from IronBridge Capital Management, L.P. (continued)

The Russell 2500 Index is an unmanaged index that is designed to measure the small cap segment of the U.S. equity universe.

The Russell Midcap Index is a market capitalization weighted index representing the smallest 800 companies in the Russell 1000 Index.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 2011, The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

You cannot invest directly in an index.

Correlation is a statistical measure of how two securities move in relation to each other.

IronBridge Funds, Inc. are distributed by Quasar Distributors, LLC

P / 6

EXPENSE EXAMPLE

IronBridge Funds

December 31, 2011 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other fund expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. A redemption fee of 2.00% of the then current value of the shares redeemed may be imposed on certain redemptions of shares made within 30 days of purchase.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/11 — 12/31/11).

Actual Expenses

The first line of the table on the following page for each Fund provides information about actual account values and actual expenses. The Example includes management fees, registration fees, fee waivers/reimbursements and other expenses. However, the Example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on each of the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

P / 7

IRONBRIDGE FUNDS	BEGINNING ACCOUNT VALUE 7/1/2011	ENDING ACCOUNT VALUE 12/31/2011	ANNUALIZED EXPENSE RATIO*	EXPENSES PAID DURING THE PERIOD*
IronBridge Small Cap Fund
Actual Fund Return	$1,000.00	$892.20	1.07%	$5.09
Hypothetical 5% Return	$1,000.00	$1,019.76	1.07%	$5.43
IronBridge SMID Cap Fund
Actual Fund Return	$1,000.00	$892.60	0.92%	$4.38
Hypothetical 5% Return	$1,000.00	$1,020.51	0.92%	$4.67
IronBridge Global Fund
Actual Fund Return	$1,000.00	$881.20	1.00%	$4.73
Hypothetical 5% Return	$1,000.00	$1020.11	1.00%	$5.08
IronBridge Skyline Fund
Actual Fund Return	$1,000.00	$894.50	1.00%	$4.76
Hypothetical 5% Return	$1,000.00	$1020.11	1.00%	$5.08
IronBridge Horizon Fund
Actual Fund Return	$1,000.00	$891.80	1.10%	$5.23
Hypothetical 5% Return	$1,000.00	$1,019.61	1.10%	$5.58

*Expenses are equal to each Fund’s annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

P / 8

PORTFOLIO INVESTMENTS RETURNS

IronBridge Small Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

*8/30/02 commencement of operations.

PORTFOLIO TOTAL RETURN**

For Year Ended 12/31/11	Fund	Index

Six Months	(10.78)%	(9.77)%

One Year	(3.79)	(4.18)

Five Year Average Annual	2.10	0.15

Since Commencement Average Annual	9.94	8.49

This chart assumes an initial gross investment of $100,000 made on 8/30/02 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Prior to July 23, 2010, Frontegra Asset Management, Inc. served as adviser and IronBridge Capital Management, L.P. served as subadviser to the Fund. Effective July 23, 2010, IronBridge Capital Management, L.P. became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

P / 9

PORTFOLIO INVESTMENTS RETURNS

IronBridge SMID Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

*12/31/04 commencement of operations.

PORTFOLIO TOTAL RETURN**

For Year Ended 12/31/11	Fund	Index

Six Months	(10.74)%	(9.78)%

One Year	(2.82)	(2.51)

Five Year Average Annual	2.50	1.24

Since Commencement Average Annual	4.31	4.22

This chart assumes an initial gross investment of $100,000 made on 12/31/04 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to July 23, 2010, Frontegra Asset Management, Inc. served as adviser and IronBridge Capital Management, L.P. served as subadviser to the Fund. Effective July 23, 2010, IronBridge Capital Management, L.P. became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

P / 10

PORTFOLIO INVESTMENTS RETURNS

IronBridge Global Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

*9/18/09 commencement of operations.

PORTFOLIO TOTAL RETURN**

For Year Ended 12/31/11	Fund	Index

Six Months	(11.88)%	(10.29)%

One Year	(7.32)	(5.54)

Since Commencement Average Annual	2.96	3.75

This chart assumes an initial gross investment of $100,000 made on 9/18/09 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to July 23, 2010, Frontegra Asset Management, Inc. served as adviser and IronBridge Capital Management, L.P. served as subadviser to the Fund. Effective July 23, 2010, IronBridge Capital Management, L.P. became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The MSCI World Index Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in an index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

P / 11

PORTFOLIO INVESTMENTS RETURNS

IronBridge Skyline Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

*12/10/10 commencement of operations.

PORTFOLIO TOTAL RETURN**

For Periods Ended 12/31/11	Fund	Index

Six Months	(10.55)%	(9.78)%

One Year	(2.81)	(2.51)

Since Commencement Average Annual	(2.02)	(1.05)

This chart assumes an initial gross investment of $100,000 made on 12/10/10 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

P / 12

PORTFOLIO INVESTMENTS RETURNS

IronBridge Horizon Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

*12/10/10 commencement of operations.

PORTFOLIO TOTAL RETURN**

For Periods Ended 12/31/11	Fund	Index

Six Months	(10.82)%	(9.77)%

One Year	(3.90)	(4.18)

Since Commencement Average Annual	(3.10)	(3.05)

This chart assumes an initial gross investment of $100,000 made on 12/10/10 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

P / 13

SCHEDULE OF INVESTMENTS

IronBridge Small Cap Fund

December 31, 2011 (Unaudited)

COMMON STOCKS (97.2%)
	Number of Shares	Value
AEROSPACE & DEFENSE (4.3%)
Esterline Technologies Corp. (a)	87,245	$4,883,103
Moog, Inc. - Class A (a)	91,093	4,001,716
Orbital Sciences Corp. (a)	200,800	2,917,624
Triumph Group, Inc.	87,232	5,098,710
		16,901,153

AUTO COMPONENTS (0.5%)
Modine Manufacturing Co. (a)	214,469	2,028,877

BIOTECHNOLOGY (1.3%)
Cepheid, Inc. (a)	118,169	4,066,195
Cubist Pharmaceuticals, Inc. (a)	27,040	1,071,325
		5,137,520

BUILDING PRODUCTS (1.3%)
A.O. Smith	82,931	3,327,192
Universal Forest Products, Inc.	58,811	1,815,495
		5,142,687

CAPITAL MARKETS (2.9%)
Fifth Street Finance Corp.	296,084	2,833,524
KKR Financial Holdings LLC	222,380	1,941,377
Stifel Financial Corp. (a)	138,110	4,426,425
Waddell & Reed Financial, Inc.	96,089	2,380,125
		11,581,451

CHEMICALS (5.2%)
Cabot Corp.	117,347	3,771,533
FMC Corp.	52,796	4,542,568
Methanex Corp.	148,397	3,386,420

	Number of Shares	Value
Minerals Technologies, Inc.	38,822	$2,194,608
NewMarket Corp.	32,950	6,527,724
		20,422,853

COMMERCIAL BANKS (5.3%)
Columbia Banking System, Inc.	219,232	4,224,601
Cullen/Frost Bankers, Inc.	116,127	6,144,279
IBERIABANK Corp.	85,230	4,201,839
National Penn Bancshares, Inc.	507,575	4,283,933
TCF Financial Corp.	208,856	2,155,394
		21,010,046

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Herman Miller, Inc.	100,903	1,861,660

COMMUNICATIONS EQUIPMENT (2.0%)
Aruba Networks, Inc. (a)	134,579	2,492,403
Polycom, Inc. (a)	182,842	2,980,325
Riverbed Technology, Inc. (a)	98,478	2,314,233
		7,786,961

CONSTRUCTION & ENGINEERING (0.5%)
MasTec, Inc. (a)	122,432	2,126,644

CONSUMER FINANCE (0.4%)
EZCORP, Inc. (a)	67,740	1,786,304
CONTAINERS & PACKAGING (1.4%)
AptarGroup, Inc.	103,008	5,373,927

DIVERSIFIED CONSUMER SERVICES (1.0%)
Coinstar, Inc. (a)	47,708	2,177,393
K12, Inc. (a)	92,052	1,651,413
		3,828,806

DIVERSIFIED FINANCIAL SERVICES (0.3%)
PICO Holdings, Inc. (a)	49,299	1,014,573

P / 14

	Number of Shares	Value
ELECTRIC UTILITIES (1.6%)
El Paso Electric Co.	95,826	$3,319,413
ITC Holdings Corp.	37,378	2,836,243
		6,155,656

ELECTRICAL EQUIPMENT (2.8%)
EnerSys (a)	98,320	2,553,370
GrafTech International Ltd. (a)	125,341	1,710,905
Thomas & Betts Corp. (a)	125,723	6,864,476
		11,128,751

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS (4.0%)
Littelfuse, Inc.	76,381	3,282,855
National Instruments Corp.	115,456	2,996,083
ScanSource, Inc. (a)	110,850	3,990,600
SYNNEX Corp. (a)	106,726	3,250,874
Trimble Navigation Ltd. (a)	54,276	2,355,579
		15,875,991

ENERGY EQUIPMENT & SERVICES (4.1%)
Atwood Oceanics, Inc. (a)	109,115	4,341,686
Complete Production Services, Inc. (a)	82,610	2,772,392
Superior Energy Services, Inc. (a)	134,410	3,822,620
Unit Corp. (a)	108,791	5,047,902
		15,984,600

FOOD & STAPLES RETAILING (0.5%)
The Fresh Market, Inc. (a)	47,562	1,897,724

FOOD PRODUCTS (1.1%)
Corn Products International, Inc.	81,500	4,286,085

GAS UTILITIES (1.3%)
UGI Corp.	180,222	5,298,527

	Number of Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)
Gen-Probe, Inc. (a)	40,835	$2,414,165
Hill-Rom Holdings, Inc.	84,156	2,835,216
IDEXX Laboratories, Inc. (a)	37,897	2,916,553
Neogen Corp. (a)	43,481	1,332,258
Sirona Dental Systems, Inc. (a)	60,750	2,675,430
ZOLL Medical Corp. (a)	44,757	2,827,747
		15,001,369

HEALTH CARE PROVIDERS & SERVICES (4.8%)
Accretive Health, Inc. (a)	85,680	1,968,927
HMS Holding Corp. (a)	115,550	3,695,289
LifePoint Hospitals, Inc. (a)	114,545	4,255,347
MWI Veterinary Supply, Inc. (a)	48,680	3,234,299
Owens & Minor, Inc.	210,543	5,850,990
		19,004,852

HEALTH CARE TECHNOLOGY (0.8%)
athenahealth, Inc. (a)	61,410	3,016,459

HOTELS, RESTAURANTS & LEISURE (1.2%)
Biglari Holdings, Inc. (a)	3,249	1,196,412
Buffalo Wild Wings, Inc. (a)	54,107	3,652,763
		4,849,175

INFORMATION TECHNOLOGY SERVICES (1.5%)
Jack Henry & Associates, Inc.	98,505	3,310,753
Syntel, Inc.	59,990	2,805,732
		6,116,485

INSURANCE (4.1%)
Alleghany Corp. (a)	24,646	7,031,257
American Financial Group, Inc.	146,377	5,399,848

The accompanying notes are an integral part of these financial statements.	P / 15

SCHEDULE OF INVESTMENTS

IronBridge Small Cap Fund

continued

	Number of Shares	Value
Argo Group International Holdings Ltd.	62,694	$1,815,618
Stewart Information Services Corp.	151,131	1,745,563
		15,992,286

INTERNET SOFTWARE & SERVICES (0.4%)
Ancestry.com, Inc. (a)	73,590	1,689,626

LEISURE EQUIPMENT & PRODUCTS (0.5%)
LeapFrog Enterprises, Inc. (a)	335,574	1,875,859

LIFE SCIENCES TOOLS & SERVICES (1.5%)
Bruker Corp. (a)	274,573	3,410,197
Luminex Corp. (a)	125,622	2,666,955
		6,077,152

MACHINERY (6.5%)
IDEX Corp.	60,783	2,255,657
Kennametal, Inc.	96,322	3,517,679
Lincoln Electric Holdings, Inc.	124,980	4,889,218
Robbins & Myers, Inc.	89,620	4,351,051
Snap-On, Inc.	57,720	2,921,786
Valmont Industries, Inc.	46,864	4,254,783
Westport Innovations, Inc. (a)	102,876	3,419,598
		25,609,772

MARINE (0.9%)
Alexander & Baldwin, Inc.	84,024	3,429,860

METALS & MINING (1.0%)
Carpenter Technology Corp.	76,469	3,936,624

MULTILINE RETAIL (0.5%)
Fred’s, Inc. - Class A	136,119	1,984,615

MULTI-UTILITIES (0.8%)
Black Hills Corp.	96,587	3,243,391

	Number of Shares	Value
OIL, GAS & CONSUMABLE FUELS (2.8%)
Bill Barrett Corp. (a)	91,528	$3,118,359
Swift Energy Co. (a)	119,032	3,537,631
World Fuel Services Corp.	104,990	4,407,480
		11,063,470

PHARMACEUTICALS (0.4%)
Nektar Therapeutics (a)	248,391	1,389,747

REAL ESTATE INVESTMENT TRUSTS (5.6%)
Alexandria Real Estate Equities, Inc.	55,080	3,798,868
Corporate Office Properties Trust	146,131	3,106,745
EastGroup Properties, Inc.	30,978	1,346,924
Mid-America Apartment Communities, Inc.	121,715	7,613,273
Potlatch Corp.	93,153	2,897,990
Redwood Trust, Inc.	301,025	3,064,435
		21,828,235

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Cavium, Inc. (a)	63,063	1,792,881
Cypress Semiconductor Corp.	243,772	4,117,309
Hittite Microwave Corp. (a)	18,384	907,802
International Rectifier Corp. (a)	100,544	1,952,564
Omnivision Technologies, Inc. (a)	69,970	856,083
Semtech Corp. (a)	161,409	4,006,171
Skyworks Solutions, Inc. (a)	145,120	2,353,847
		15,986,657

P / 16

	Number of Shares	Value
SOFTWARE (3.8%)
Informatica Corp. (a)	77,441	$2,859,896
Parametric Technology Corp. (a)	241,962	4,418,226
SolarWinds, Inc. (a)	100,540	2,810,093
Taleo Corp. - Class A (a)	79,213	3,064,751
TIBCO Software, Inc. (a)	81,800	1,955,838
		15,108,804

SPECIALTY RETAIL (2.6%)
The Buckle, Inc.	43,922	1,795,092
Tractor Supply Co.	120,168	8,429,785
		10,224,877

TEXTILES APPAREL & LUXURY GOODS (3.7%)
Deckers Outdoor Corp. (a)	76,666	5,793,650
Under Armour, Inc. (a)	62,046	4,454,282
Wolverine World Wide, Inc.	124,492	4,436,895
		14,684,827

THRIFTS & MORTGAGE FINANCE (0.8%)
Provident Financial Services, Inc.	229,324	3,070,648

TRADING COMPANIES & DISTRIBUTORS (1.7%)
Applied Industrial Technologies, Inc.	114,836	4,038,782
GATX Corp.	59,129	2,581,572
		6,620,354

TOTAL COMMON STOCKS
(Cost $314,897,301)		$382,634,250

	Number of Shares	Value
EXCHANGE TRADED FUNDS (0.3%)
iShares Russell 2000 Index Fund	16,170	$1,191,567

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,116,010)		$1,191,567

SHORT-TERM INVESTMENTS (2.5%)
	Principal Amount	Value

MONEY MARKET (2.5%)
STIT - Liquid Assets Portfolio	$9,628,049	$9,628,049

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,628,049)		$9,628,049

TOTAL INVESTMENTS (100.0%)
(Cost $325,641,360)		$393,453,866

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		52,154

TOTAL NET ASSETS (100.0%)		$393,506,020

(a) Non-Income Producing.

The accompanying notes are an integral part of these financial statements.	P / 17

SCHEDULE OF INVESTMENTS

IronBridge Small Cap Fund

continued

PORTFOLIO DIVERSIFICATION

December 31, 2011 (Unaudited)

Sectors	Percentage
Financials	19.4%
Industrials	18.5%
Information Technology	15.9%
Health Care	12.6%
Consumer Discretionary	11.1%
Materials	7.5%
Energy	6.9%
Utilities	3.7%
Consumer Staples	1.6%
TOTAL COMMON STOCKS	97.2%
TOTAL EXCHANGE TRADED FUNDS	0.3%
TOTAL SHORT-TERM INVESTMENTS	2.5%
TOTAL INVESTMENTS	100.0%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0%
TOTAL NET ASSETS	100.0%

P / 18

SCHEDULE OF INVESTMENTS

IronBridge SMID Cap Fund

December 31, 2011 (Unaudited)

COMMON STOCKS (97.4%)
	Number of Shares	Value
AEROSPACE & DEFENSE (1.1%)
Esterline Technologies Corp. (a)	138,688	$7,762,367

AUTO COMPONENTS (0.6%)
BorgWarner, Inc. (a)	66,986	4,269,688

BIOTECHNOLOGY (2.8%)
Alexion Pharmaceuticals, Inc. (a)	128,912	9,217,208
Cepheid, Inc. (a)	197,686	6,802,375
Cubist Pharmaceuticals, Inc. (a)	76,960	3,049,155
		19,068,738

CAPITAL MARKETS (2.2%)
Affiliated Managers Group, Inc. (a)	104,223	10,000,197
Waddell & Reed Financial, Inc.	196,625	4,870,401
		14,870,598

CHEMICALS (4.3%)
Albemarle Corp.	104,995	5,408,293
Cabot Corp.	158,407	5,091,201
FMC Corp.	91,059	7,834,716
Methanex Corp.	211,839	4,834,166
NewMarket Corp.	31,928	6,325,256
		29,493,632

COMMERCIAL BANKS (4.8%)
Cullen/Frost Bankers, Inc.	225,993	11,957,290
Fifth Third Bancorp	648,550	8,249,556
IBERIABANK Corp.	144,724	7,134,893
Zions Bancorporation	338,588	5,512,213
		32,853,952

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Stericycle, Inc. (a)	75,489	5,882,103

	Number of Shares	Value
COMMUNICATIONS EQUIPMENT (1.4%)
Aruba Networks, Inc. (a)	236,446	$4,378,980
Riverbed Technology, Inc. (a)	231,245	5,434,258
		9,813,238

CONTAINERS & PACKAGING (1.9%)
Crown Holdings, Inc. (a)	239,580	8,045,096
Rock-Tenn Co.	87,060	5,023,362
		13,068,458

DIVERSIFIED CONSUMER SERVICES (1.4%)
Apollo Group, Inc. (a)	111,854	6,025,575
Coinstar, Inc. (a)	83,543	3,812,903
		9,838,478

ELECTRIC UTILITIES (1.5%)
ITC Holdings Corp.	141,006	10,699,535

ELECTRICAL EQUIPMENT (3.1%)
AMETEK, Inc.	176,630	7,436,123
EnerSys (a)	179,111	4,651,512
GrafTech International Ltd. (a)	310,532	4,238,762
Regal-Beloit Corp.	105,509	5,377,794
		21,704,191

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS (4.4%)
Amphenol Corp. - Class A	172,300	7,820,697
Avnet, Inc. (a)	207,730	6,458,326
FEI Co. (a)	274,579	11,197,332
Trimble Navigation Ltd. (a)	118,426	5,139,688
		30,616,043

ENERGY EQUIPMENT & SERVICES (3.3%)
Helmerich & Payne, Inc.	206,612	12,057,876

The accompanying notes are an integral part of these financial statements.	P / 19

SCHEDULE OF INVESTMENTS

IronBridge SMID Cap Fund

continued

	Number of Shares	Value
Oil States International, Inc. (a)	82,931	$6,333,441
Tetra Technologies, Inc. (a)	492,674	4,601,575
		22,992,892

FOOD PRODUCTS (2.4%)
Corn Products International, Inc.	157,125	8,263,204
The J.M. Smucker Company	106,453	8,321,431
		16,584,635

GAS UTILITIES (5.1%)
New Jersey Resources Corp.	196,807	9,682,904
Questar Corp.	497,721	9,884,739
UGI Corp.	541,473	15,919,306
		35,486,949

HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Edwards Lifesciences Corp. (a)	64,410	4,553,787
IDEXX Laboratories, Inc. (a)	66,480	5,116,301
Sirona Dental Systems, Inc. (a)	109,106	4,805,028
		14,475,116

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Accretive Health, Inc. (a)	165,533	3,803,948
Coventry Health Care, Inc. (a)	150,869	4,581,892
Owens & Minor, Inc.	243,103	6,755,832
Universal Healthcare Services, Inc.	140,847	5,473,314
		20,614,986

HEALTH CARE TECHNOLOGY (0.5%)
Cerner Corp. (a)	60,603	3,711,934

	Number of Shares	Value
HOTELS, RESTAURANTS & LEISURE (1.8%)
Darden Restaurants, Inc.	179,996	$8,204,218
Panera Bread Co. (a)	29,867	4,224,687
		12,428,905

HOUSEHOLD DURABLES (3.9%)
Leggett & Platt, Inc.	210,456	4,848,906
NVR, Inc. (a)	9,399	6,447,714
Tempur-Pedic International, Inc. (a)	73,325	3,851,762
Tupperware Brands Corp.	215,304	12,050,565
		27,198,947

INFORMATION TECHNOLOGY SERVICES (1.5%)
Syntel, Inc.	106,333	4,973,194
Teradata Corp. (a)	108,019	5,240,002
		10,213,196

INSURANCE (4.7%)
Alleghany Corp. (a)	25,367	7,236,951
American Financial Group, Inc.	237,966	8,778,566
Markel Corp. (a)	22,378	9,279,485
RLI Corp.	102,643	7,478,569
		32,773,571

INTERNET SOFTWARE & SERVICES (0.3%)
Ancestry.com, Inc. (a)	91,929	2,110,690

LIFE SCIENCES TOOLS & SERVICES (1.2%)
Illumina, Inc. (a)	137,843	4,201,455
Luminex Corp. (a)	203,189	4,313,703
		8,515,158

MACHINERY (5.8%)
Dover Corp.	215,720	12,522,546
Gardner Denver, Inc.	126,750	9,767,355
Kennametal, Inc.	181,274	6,620,126
Nordson Corp.	129,410	5,329,104
Timken Co.	144,790	5,604,821
		39,843,952

P / 20

	Number of Shares	Value

MARINE (1.1%)
Alexander & Baldwin, Inc.	191,794	$7,829,031

METALS & MINING (1.9%)
Compass Minerals International, Inc.	108,244	7,452,599
Reliance Steel & Aluminum Co.	113,121	5,507,861
		12,960,460

MULTI-UTILITIES (1.9%)
OGE Energy Corp.	235,668	13,364,733

OIL, GAS & CONSUMABLE FUELS (2.2%)
Bill Barrett Corp. (a)	137,197	4,674,302
QEP Resources, Inc.	168,343	4,932,450
Whiting Petroleum Corp. (a)	123,027	5,744,131
		15,350,883

PAPER & FOREST PRODUCTS (1.1%)
Buckeye Technologies, Inc.	112,050	3,746,952
Louisiana-Pacific Corp. (a)	490,248	3,956,301
		7,703,253

PERSONAL PRODUCTS (0.6%)
Herbalife Ltd.	77,374	3,997,915

PHARMACEUTICALS (1.7%)
Perrigo Co.	51,446	5,005,696
Watson Pharmaceuticals, Inc. (a)	113,678	6,859,331
		11,865,027

REAL ESTATE INVESTMENT TRUSTS (6.8%)
Digital Realty Trust, Inc.	97,542	6,503,125
Essex Property Trust, Inc.	100,062	14,059,712

	Number of Shares	Value
Federal Realty Investment Trust	119,427	$10,838,000
Rayonier, Inc.	344,450	15,372,803
		46,773,640

ROAD & RAIL (1.5%)
Genesee & Wyoming, Inc. (a)	175,427	10,627,368

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
Cypress Semiconductor Corp.	500,093	8,446,571
Maxim Integrated Products, Inc.	177,126	4,612,361
		13,058,932

SOFTWARE (4.4%)
Citrix Systems, Inc. (a)	65,820	3,996,590
FactSet Research Systems, Inc.	63,124	5,509,463
Informatica Corp. (a)	149,558	5,523,177
Open Text Corp. (a)	117,517	6,009,819
Red Hat, Inc. (a)	107,543	4,440,451
TIBCO Software, Inc. (a)	215,552	5,153,848
		30,633,348

SPECIALTY RETAIL (1.9%)
O’Reilly Automotive, Inc. (a)	64,175	5,130,791
Ross Stores, Inc.	173,362	8,239,896
		13,370,687

TEXTILES APPAREL & LUXURY GOODS (3.2%)
Deckers Outdoor Corp. (a)	42,212	3,189,961
Lululemon Athletica, Inc. (a)	93,317	4,354,171
Under Armour, Inc. (a)	71,012	5,097,951
VF Corp.	32,830	4,169,082

The accompanying notes are an integral part of these financial statements.	P / 21

SCHEDULE OF INVESTMENTS

IronBridge SMID Cap Fund

continued

	Number of Shares	Value
Wolverine World Wide, Inc.	149,864	$5,341,153
		22,152,318

TRADING COMPANIES & DISTRIBUTORS (1.2%)
GATX Corp.	195,213	8,522,999

TOTAL COMMON STOCKS
(Cost $584,309,334)		$675,102,546

SHORT-TERM INVESTMENTS (2.5%)
	Principal Amount	Value
MONEY MARKET (2.5%)
STIT - Liquid Assets Portfolio	$17,095,132	$17,095,132

TOTAL SHORT-TERM INVESTMENTS
(Cost $17,095,132)		$17,095,132

TOTAL INVESTMENTS (99.9%)
(Cost $601,404,466)		$692,197,678

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		765,202

TOTAL NET ASSETS (100.0%)		$692,962,880

(a) Non-Income Producing.

PORTFOLIO DIVERSIFICATION

December 31, 2011 (Unaudited)

Sectors	Percentage
Financials	18.4%
Industrials	14.7%
Information Technology	13.9%
Consumer Discretionary	12.9%
Health Care	11.3%
Materials	9.1%
Utilities	8.6%
Energy	5.5%
Consumer Staples	3.0%
TOTAL COMMON STOCKS	97.4%
TOTAL SHORT-TERM INVESTMENTS	2.5%
TOTAL INVESTMENTS	99.9%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%
TOTAL NET ASSETS	100.0%

P / 22

SCHEDULE OF INVESTMENTS

IronBridge Global Fund

December 31, 2011 (Unaudited)

COMMON STOCKS 97.5%
	Number of Shares	Value
CANADA (8.0%)
Barrick Gold Corp.	3,385	$153,171
Brookfield Asset Management, Inc.	10,663	293,020
GlaxoSmithKline PLC	11,032	252,106
Lululemon Athletica, Inc. (a)	2,726	127,195
Potash Corp. of Saskatchewan, Inc.	5,319	219,568
TD Bank Financial Group	2,609	195,377
		1,240,437

FINLAND (2.6%)
Fortum Oyj	7,995	170,630
Sampo Oyj	9,349	231,956
		402,586

FRANCE (2.9%)
Essilor International SA	2,493	176,009
Schneider Electric SA	5,165	271,937
		447,946

GERMANY (5.7%)
BASF SE	4,826	336,599
Bayer AG	4,921	314,628
Linde AG	1,569	233,426
		884,653

IRELAND (1.5%)
Shire PLC	6,912	240,769

JAPAN (9.1%)
Bridgestone Corp.	10,500	238,047
Canon, Inc.	7,220	319,867
Hitachi Ltd.	74,500	391,036
Mitsui Sumitomo Insurance Group	5,960	110,419
Seven & I Holdings Co. Ltd.	12,800	356,711
		1,416,080

	Number of Shares	Value

NETHERLANDS (1.7%)
Koninklijke KPN N.V.	22,215	$265,809

SWEDEN (1.5%)
Svenska Handelsbanken AB	9,164	241,016

SWITZERLAND (3.6%)
Nestle SA	9,717	558,627

UNITED KINGDOM (7.9%)
ARM Holdings PLC	6,565	181,654
BHP Billiton PLC	10,118	295,013
HSBC Holdings PLC	33,444	255,042
Kingfisher PLC	65,999	256,957
Standard Chartered PLC	11,050	241,800
		1,230,466

UNITED STATES (53.0%)
Amazon.com, Inc. (a)	1,484	256,880
Apple, Inc. (a)	629	254,745
BorgWarner, Inc. (a)	2,408	153,486
Chubb Corp.	6,216	430,271
Citrix Systems, Inc. (a)	2,280	138,442
Cognizant Technology Solutions Corp. - Class A (a)	3,442	221,355
Costco Wholesale Corp.	3,766	313,783
Crown Holdings, Inc. (a)	5,601	188,082
Exxon Mobil Corp.	7,436	630,274
Google, Inc. - Class A (a)	480	310,032
Helmerich & Payne, Inc.	3,670	214,181
JPMorgan Chase & Co.	7,025	233,581
McKesson Corp.	4,949	385,577
National Oilwell Varco, Inc.	3,823	259,926
NetApp, Inc. (a)	3,207	116,318
Occidental Petroleum Corp.	5,823	545,615
OGE Energy Corp.	3,855	218,617
Oracle Corp.	10,710	274,712
Precision Castparts Corp.	1,925	317,221

The accompanying notes are an integral part of these financial statements.	P / 23

SCHEDULE OF INVESTMENTS

IronBridge Global Fund

continued

	Number of Shares	Value
Qualcomm, Inc.	4,954	$270,984
Ross Stores, Inc.	7,537	358,234
Stanley Black & Decker, Inc.	5,043	340,907
Stericycle, Inc. (a)	4,547	354,302
The J.M. Smucker Company	4,937	385,925
Union Pacific Corp.	4,098	434,142
WellPoint, Inc.	4,460	295,475
Wells Fargo & Co.	12,496	344,390
		8,247,457

TOTAL COMMON STOCKS
(Cost $14,341,110)		$15,175,846

SHORT-TERM INVESTMENTS (2.4%)
	Principal Amount	Value
MONEY MARKET (2.4%)
STIT - Liquid Assets Portfolio	$373,204	$373,204

TOTAL SHORT-TERM INVESTMENTS
(Cost $373,204)		$373,204

TOTAL INVESTMENTS (99.9%)
(Cost $14,714,314)		$15,549,050

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		22,182

TOTAL NET ASSETS (100.0%)		$15,571,232

(a) Non-Income Producing.

PORTFOLIO DIVERSIFICATION

December 31, 2011 (Unaudited)

Sectors	Percentage
Financials	16.5%
Information Technology	15.9%
Industrials	11.0%
Health Care	10.8%
Energy	10.6%
Consumer Staples	10.4%
Materials	9.2%
Consumer Discretionary	8.9%
Utilities	2.5%
Telecommunication Services	1.7%
TOTAL COMMON STOCKS	97.5%
TOTAL SHORT-TERM INVESTMENTS	2.4%
TOTAL INVESTMENTS	99.9%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%
TOTAL NET ASSETS	100.0%

P / 24

SCHEDULE OF INVESTMENTS

IronBridge Skyline Fund

December 31, 2011 (Unaudited)

COMMON STOCKS (97.5%)
	Number of Shares	Value
AEROSPACE & DEFENSE (1.1%)
Esterline Technologies Corp. (a)	11,384	$637,162

AUTO COMPONENTS (0.6%)
BorgWarner, Inc. (a)	5,480	349,295

BIOTECHNOLOGY (2.8%)
Alexion Pharmaceuticals, Inc. (a)	10,592	757,328
Cepheid, Inc. (a)	16,268	559,782
Cubist Pharmaceuticals, Inc. (a)	6,330	250,795
		1,567,905

CAPITAL MARKETS (2.2%)
Affiliated Managers Group, Inc. (a)	8,580	823,251
Waddell & Reed Financial, Inc.	16,159	400,258
		1,223,509

CHEMICALS (4.3%)
Albemarle Corp.	8,697	447,982
Cabot Corp.	12,986	417,370
FMC Corp.	7,485	644,010
Methanex Corp.	17,454	398,300
NewMarket Corp.	2,642	523,407
		2,431,069

COMMERCIAL BANKS (4.7%)
Cullen/Frost Bankers, Inc.	18,534	980,634
Fifth Third Bancorp	53,757	683,789
IBERIABANK Corp.	11,890	586,177
Zions Bancorporation	27,751	451,786
		2,702,386

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Stericycle, Inc. (a)	6,230	485,442
COMMUNICATIONS EQUIPMENT (1.4%)
Aruba Networks, Inc. (a)	19,497	361,084

	Number of Shares	Value
Riverbed Technology, Inc. (a)	19,060	$447,910
		808,994

CONTAINERS & PACKAGING (1.9%)
Crown Holdings, Inc. (a)	19,761	663,574
Rock-Tenn Co.	7,227	416,998
		1,080,572

DIVERSIFIED CONSUMER SERVICES (1.4%)
Apollo Group, Inc. (a)	9,178	494,419
Coinstar, Inc. (a)	6,873	313,684
		808,103

ELECTRIC UTILITIES (1.6%)
ITC Holdings Corp.	11,617	881,498

ELECTRICAL EQUIPMENT (3.1%)
AMETEK, Inc.	14,541	612,176
EnerSys (a)	14,735	382,668
GrafTech International Ltd. (a)	25,414	346,901
Regal-Beloit Corp.	8,647	440,738
		1,782,483

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS (4.4%)
Amphenol Corp. - Class A	14,053	637,865
Avnet, Inc. (a)	17,144	533,006
FEI Co. (a)	22,731	926,969
Trimble Navigation Ltd. (a)	9,817	426,058
		2,523,898
ENERGY EQUIPMENT & SERVICES (3.3%)
Helmerich & Payne, Inc.	17,075	996,497
Oil States International, Inc. (a)	6,800	519,316
Tetra Technologies, Inc. (a)	40,532	378,569
		1,894,382

The accompanying notes are an integral part of these financial statements.	P / 25

SCHEDULE OF INVESTMENTS

IronBridge Skyline Fund

continued

	Number of Shares	Value
FOOD PRODUCTS (2.4%)
Corn Products International, Inc.	12,641	$664,790
The J.M. Smucker Company	8,770	685,551
		1,350,341

GAS UTILITIES (5.2%)
New Jersey Resources Corp.	16,475	810,570
Questar Corp.	41,145	817,139
UGI Corp.	44,672	1,313,357
		2,941,066

HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Edwards Lifesciences Corp. (a)	5,290	374,003
IDEXX Laboratories, Inc. (a)	5,470	420,971
Sirona Dental Systems, Inc. (a)	8,990	395,920
		1,190,894

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Accretive Health, Inc. (a)	13,620	312,988
Coventry Health Care, Inc. (a)	12,380	375,981
Owens & Minor, Inc.	19,994	555,633
Universal Healthcare Services, Inc.	11,582	450,077
		1,694,679

HEALTH CARE TECHNOLOGY (0.5%)
Cerner Corp. (a)	4,964	304,045
HOTELS, RESTAURANTS & LEISURE (1.8%)
Darden Restaurants, Inc.	14,861	677,364
Panera Bread Co. (a)	2,420	342,309
		1,019,673

HOUSEHOLD DURABLES (3.9%)
Leggett & Platt, Inc.	16,589	382,211
NVR, Inc. (a)	771	528,906

	Number of Shares	Value
Tempur-Pedic International, Inc. (a)	6,010	$315,705
Tupperware Brands Corp.	17,745	993,187
		2,220,009

INTERNET SOFTWARE & SERVICES (0.3%)
Ancestry.com, Inc. (a)	7,480	171,741

INSURANCE (4.7%)
Alleghany Corp. (a)	2,082	593,974
American Financial Group, Inc.	19,591	722,712
Markel Corp. (a)	1,842	763,822
RLI Corp.	8,446	615,376
		2,695,884

INFORMATION TECHNOLOGY SERVICES (1.5%)
Syntel, Inc.	8,707	407,226
Teradata Corp. (a)	8,890	431,254
		838,480

LIFE SCIENCES TOOLS & SERVICES (1.2%)
Illumina, Inc. (a)	11,356	346,131
Luminex Corp. (a)	16,653	353,543
		699,674

MACHINERY (5.8%)
Dover Corp.	17,809	1,033,813
Gardner Denver, Inc.	10,409	802,118
Kennametal, Inc.	15,023	548,640
Nordson Corp.	10,576	435,520
Timken Co.	11,895	460,455
		3,280,546
MARINE (1.1%)
Alexander & Baldwin, Inc.	15,756	643,160

METALS & MINING (1.9%)
Compass Minerals International, Inc.	8,717	600,166

P / 26

	Number of Shares	Value
Reliance Steel & Aluminum Co.	9,378	$456,615
		1,056,781

MULTI-UTILITIES (1.9%)
OGE Energy Corp.	19,400	1,100,174

OIL, GAS & CONSUMABLE FUELS (2.2%)
Bill Barrett Corp. (a)	11,250	383,288
QEP Resources, Inc.	13,794	404,164
Whiting Petroleum Corp. (a)	10,050	469,235
		1,256,687

PAPER & FOREST PRODUCTS (1.1%)
Buckeye Technologies, Inc.	9,140	305,642
Louisiana-Pacific Corp. (a)	40,120	323,768
		629,410

PERSONAL PRODUCTS (0.6%)
Herbalife Ltd.	6,350	328,105

PHARMACEUTICALS (1.7%)
Perrigo Co.	4,240	412,552
Watson Pharmaceuticals, Inc. (a)	9,406	567,558
		980,110

REAL ESTATE INVESTMENT TRUSTS (6.7%)
Digital Realty Trust, Inc.	8,051	536,760
Essex Property Trust, Inc.	8,220	1,154,993
Federal Realty Investment Trust	9,819	891,074
Rayonier, Inc.	28,172	1,257,316
		3,840,143

ROAD & RAIL (1.5%)
Genesee & Wyoming, Inc. (a)	14,468	876,471

	Number of Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
Cypress Semiconductor Corp.	41,250	$696,713
Maxim Integrated Products, Inc.	14,590	379,924
		1,076,637

SOFTWARE (4.4%)
Citrix Systems, Inc. (a)	5,282	320,723
FactSet Research Systems, Inc.	5,200	453,856
Informatica Corp. (a)	12,368	456,750
Open Text Corp. (a)	9,650	493,501
Red Hat, Inc. (a)	8,800	363,352
TIBCO Software, Inc. (a)	17,710	423,446
		2,511,628

SPECIALTY RETAIL (1.9%)
O’Reilly Automotive, Inc. (a)	5,280	422,136
Ross Stores, Inc.	14,240	676,827
		1,098,963

TEXTILES APPAREL & LUXURY GOODS (3.2%)
Deckers Outdoor Corp. (a)	3,480	262,984
Lululemon Athletica, Inc. (a)	7,668	357,789
Under Armour, Inc. (a)	5,823	418,033
VF Corp.	2,708	343,889
Wolverine World Wide, Inc.	12,352	440,225
		1,822,920

TRADING COMPANIES & DISTRIBUTORS (1.3%)
GATX Corp.	17,223	751,956

TOTAL COMMON STOCKS
(Cost $55,625,265)		$55,556,875

The accompanying notes are an integral part of these financial statements.	P / 27

SCHEDULE OF INVESTMENTS

IronBridge Skyline Fund

continued

SHORT-TERM INVESTMENTS (2.5%)
	Principal Amount	Value
MONEY MARKET (2.5%)
STIT - Liquid Assets Portfolio	$1,414,409	$1,414,409

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,414,409)		$1,414,409

TOTAL INVESTMENTS (100.0%)
(Cost $57,039,674)		$56,971,284

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		12,606

TOTAL NET ASSETS (100.0%)		$56,983,890

(a) Non-Income Producing.

PORTFOLIO DIVERSIFICATION

December 31, 2011 (Unaudited)

Sectors	Percentage
Financials	18.4%
Industrials	14.8%
Information Technology	13.9%
Consumer Discretionary	12.9%
Health Care	11.3%
Materials	9.1%
Utilities	8.7%
Energy	5.5%
Consumer Staples	2.9%
TOTAL COMMON STOCKS	97.5%
TOTAL SHORT-TERM INVESTMENTS	2.5%
TOTAL INVESTMENTS	100.0%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0%
TOTAL NET ASSETS	100.0%

P / 28

SCHEDULE OF INVESTMENTS

IronBridge Horizon Fund

December 31, 2011 (Unaudited)

COMMON STOCKS (96.9%)
	Number of Shares	Value
AEROSPACE & DEFENSE (4.4%)
Esterline Technologies Corp. (a)	21,192	$1,186,115
Moog, Inc. - Class A (a)	25,625	1,125,706
Orbital Sciences Corp. (a)	47,054	683,695
Triumph Group, Inc.	19,900	1,163,155
		4,158,671

AUTO COMPONENTS (0.5%)
Modine Manufacturing Co. (a)	50,954	482,025

BIOTECHNOLOGY (1.3%)
Cepheid, Inc. (a)	28,218	970,981
Cubist Pharmaceuticals, Inc. (a)	6,460	255,945
		1,226,926

BUILDING PRODUCTS (1.4%)
A.O. Smith Corp.	18,766	752,892
Universal Forest Products, Inc.	18,426	568,811
		1,321,703

CAPITAL MARKETS (3.0%)
Fifth Street Finance Corp.	70,712	676,713
KKR Financial Holdings LLC	56,590	494,031
Stifel Financial Corp. (a)	34,086	1,092,456
Waddell & Reed Financial, Inc.	23,384	579,222
		2,842,422

CHEMICALS (5.0%)
Cabot Corp.	25,588	822,398
FMC Corp.	12,564	1,081,007
Methanex Corp.	33,831	772,023
Minerals Technologies, Inc.	9,456	534,548
NewMarket Corp.	7,511	1,488,004
		4,697,980

	Number of Shares	Value
COMMERCIAL BANKS (5.2%)
Columbia Banking System, Inc.	52,294	$1,007,705
Cullen/Frost Bankers, Inc.	28,161	1,489,999
IBERIABANK Corp.	19,444	958,589
National Penn Bancshares, Inc.	113,593	958,725
TCF Financial Corp.	49,344	509,230
		4,924,248

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Herman Miller, Inc.	21,443	395,623

COMMUNICATIONS EQUIPMENT (2.0%)
Aruba Networks, Inc. (a)	32,148	595,381
Polycom, Inc. (a)	42,012	684,796
Riverbed Technology, Inc. (a)	27,076	636,286
		1,916,463

CONSTRUCTION & ENGINEERING (0.5%)
MasTec, Inc. (a)	29,238	507,864

CONSUMER FINANCE (0.4%)
EZCORP, Inc. (a)	16,180	426,667

CONTAINERS & PACKAGING (1.2%)
AptarGroup, Inc.	22,240	1,160,261

DIVERSIFIED CONSUMER SERVICES (1.0%)
Coinstar, Inc. (a)	11,395	520,068
K12, Inc. (a)	23,967	429,968
		950,036

DIVERSIFIED FINANCIAL SERVICES (0.2%)
PICO Holdings, Inc. (a)	11,655	239,860

ELECTRIC UTILITIES (1.5%)
El Paso Electric Co.	22,160	767,623
ITC Holdings Corp.	8,410	638,151
		1,405,774

The accompanying notes are an integral part of these financial statements.	P / 29

SCHEDULE OF INVESTMENTS

IronBridge Horizon Fund

continued

	Number of Shares	Value
ELECTRICAL EQUIPMENT (2.9%)
EnerSys (a)	22,230	$577,313
GrafTech International Ltd. (a)	28,387	387,483
Thomas & Betts Corp. (a)	31,514	1,720,665
		2,685,461

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS (3.9%)
Littelfuse, Inc.	17,417	748,583
National Instruments Corp.	25,489	661,440
ScanSource, Inc. (a)	25,743	926,748
SYNNEX Corp. (a)	24,782	754,860
Trimble Navigation Ltd. (a)	12,681	550,355
		3,641,986

ENERGY EQUIPMENT & SERVICES (4.1%)
Atwood Oceanics, Inc. (a)	26,765	1,064,979
Complete Production Services, Inc. (a)	19,780	663,817
Superior Energy Services, Inc. (a)	29,716	845,123
Unit Corp. (a)	28,298	1,313,027
		3,886,946

FOOD & STAPLES RETAILING (0.5%)
The Fresh Market, Inc. (a)	11,361	453,304

FOOD PRODUCTS (1.1%)
Corn Products International, Inc.	19,541	1,027,661

GAS UTILITIES (1.3%)
UGI Corp.	43,038	1,265,317

HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Gen-Probe, Inc. (a)	9,631	569,385
Hill-Rom Holdings, Inc.	19,204	646,983

	Number of Shares	Value
IDEXX Laboratories, Inc. (a)	8,989	$691,793
Neogen Corp. (a)	13,278	406,838
Sirona Dental Systems, Inc. (a)	14,223	626,381
ZOLL Medical Corp. (a)	12,705	802,702
		3,744,082

HEALTH CARE PROVIDERS & SERVICES (5.3%)
Accretive Health, Inc. (a)	26,430	607,361
HMS Holding Corp. (a)	26,380	843,632
LifePoint Hospitals, Inc. (a)	32,886	1,221,715
MWI Veterinary Supply, Inc. (a)	11,263	748,314
Owens & Minor, Inc.	57,219	1,590,116
		5,011,138

HEALTH CARE TECHNOLOGY (0.7%)
athenahealth, Inc. (a)	14,020	688,662

HOTELS, RESTAURANTS & LEISURE (1.3%)
Biglari Holdings, Inc. (a)	788	290,173
Buffalo Wild Wings, Inc. (a)	13,110	885,056
		1,175,229

HOUSEHOLD DURABLES (1.1%)
Tupperware Brands Corp.	17,913	1,002,591

INFORMATION TECHNOLOGY SERVICES (1.6%)
Jack Henry & Associates, Inc.	23,838	801,196
Syntel, Inc.	14,090	658,989
		1,460,185

INSURANCE (4.1%)
Alleghany Corp. (a)	5,834	1,664,382
American Financial Group, Inc.	34,607	1,276,652
Argo Group International Holdings Ltd.	13,980	404,861

P / 30

	Number of Shares	Value
Stewart Information Services Corp.	43,050	$497,228
		3,843,123

INTERNET SOFTWARE & SERVICES (0.4%)
Ancestry.com, Inc. (a)	17,290	396,978

LEISURE EQUIPMENT & PRODUCTS (0.5%)
LeapFrog Enterprises, Inc. (a)	80,564	450,353

LIFE SCIENCES TOOLS & SERVICES (1.5%)
Bruker Corp. (a)	61,412	762,737
Luminex Corp. (a)	28,390	602,720
		1,365,457

MACHINERY (6.1%)
IDEX Corp.	13,783	511,487
Kennametal, Inc.	20,482	748,003
Lincoln Electric Holdings, Inc.	28,496	1,114,763
Robbins & Myers, Inc.	20,640	1,002,072
Snap-On, Inc.	13,160	666,159
Valmont Industries, Inc.	10,685	970,091
Westport Innovations, Inc. (a)	22,717	755,112
		5,767,687

MARINE (1.0%)
Alexander & Baldwin, Inc.	22,060	900,489

METALS & MINING (1.1%)
Carpenter Technology Corp.	19,219	989,394

MULTILINE RETAIL (0.6%)
Fred’s, Inc. - Class A	40,436	589,557

MULTI-UTILITIES (0.8%)
Black Hills Corp.	22,692	761,997

OIL, GAS & CONSUMABLE FUELS (2.9%)
Bill Barrett Corp. (a)	21,867	745,009
Swift Energy Co. (a)	33,329	990,538

	Number of Shares	Value
World Fuel Services Corp.	22,906	$961,594
		2,697,141

PHARMACEUTICALS (0.3%)
Nektar Therapeutics (a)	54,833	306,791

REAL ESTATE INVESTMENT TRUSTS (5.4%)
Alexandria Real Estate Equities, Inc.	13,205	910,749
Corporate Office Properties Trust	34,918	742,357
EastGroup Properties, Inc.	7,390	321,317
Mid-America Apartment Communities, Inc.	27,753	1,735,950
Potlatch Corp.	20,366	633,586
Redwood Trust, Inc.	68,641	698,765
		5,042,724

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.2%)
Cavium, Inc. (a)	14,752	419,399
Cypress Semiconductor Corp.	58,963	995,885
Hittite Microwave Corp. (a)	4,080	201,470
International Rectifier Corp. (a)	24,034	466,741
Omnivision Technologies, Inc. (a)	25,870	316,519
Semtech Corp. (a)	37,007	918,514
Skyworks Solutions, Inc. (a)	39,084	633,942
		3,952,470

SOFTWARE (3.7%)
Informatica Corp. (a)	17,103	631,614
Parametric Technology Corp. (a)	57,792	1,055,282
SolarWinds, Inc. (a)	23,620	660,179
Taleo Corp., Class A (a)	17,335	670,691
TIBCO Software, Inc. (a)	19,560	467,680
		3,485,446

The accompanying notes are an integral part of these financial statements.	P / 31

SCHEDULE OF INVESTMENTS

IronBridge Horizon Fund

continued

	Number of Shares	Value
SPECIALTY RETAIL (2.5%)
The Buckle, Inc.	10,506	$429,380
Tractor Supply Co.	27,252	1,911,728
		2,341,108

TEXTILES APPAREL & LUXURY GOODS (3.6%)
Deckers Outdoor Corp. (a)	17,913	1,353,686
Under Armour, Inc. (a)	14,513	1,041,888
Wolverine World Wide, Inc.	28,583	1,018,698
		3,414,272

THRIFTS & MORTGAGE FINANCE (0.8%)
Provident Financial Services, Inc.	54,208	725,845

TRADING COMPANIES & DISTRIBUTORS (1.6%)
Applied Industrial Technologies, Inc.	27,193	956,378
GATX Corp.	13,488	588,886
		1,545,264

TOTAL COMMON STOCKS
(Cost $94,602,022)		$91,275,181

EXCHANGE TRADED FUNDS (0.6%)
iShares Russell 2000 Index Fund	7,720	$568,887

TOTAL EXCHANGE TRADED FUNDS
(Cost $534,858)		$568,887

SHORT-TERM INVESTMENTS (2.5%)
	Principal Amount	Value
MONEY MARKET (2.5%)
STIT - Liquid Assets Portfolio	$2,386,159	$2,386,159

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,386,159)		$2,386,159

TOTAL INVESTMENTS (100.0%)
(Cost $97,523,039)		$94,230,227

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(18,379)

TOTAL NET ASSETS (100.0%)		$94,211,848

(a) Non-Income Producing.

PORTFOLIO DIVERSIFICATION

December 31, 2011 (Unaudited)

Sectors	Percentage
Financials	19.2%
Industrials	18.3%
Information Technology	15.8%
Health Care	13.1%
Consumer Discretionary	11.0%
Materials	7.3%
Energy	7.0%
Utilities	3.6%
Consumer Staples	1.6%
TOTAL COMMON STOCKS	96.9%
TOTAL EXCHANGE TRADED FUNDS	0.6%
TOTAL SHORT-TERM INVESTMENTS	2.5%
TOTAL INVESTMENTS	100.0%
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%
TOTAL NET ASSETS	100.0%

P / 32

(This page intentionally left blank)

Statements of Assets and Liabilities

IronBridge Funds, Inc.

    December 31, 2011 (Unaudited)

	SMALL CAP FUND	SMID CAP FUND
ASSETS:
Investments at cost	$325,641,360	$601,404,466

Foreign currency at cost	$—	$—

Investments at value	$393,453,866	$692,197,678
Foreign currency at value	—	—
Cash	—	—
Interest and dividends receivable	352,618	986,679
Receivable for Fund shares sold	145,398	148,292
Receivable for investments sold	—	911,691
Receivable from Adviser	—	—
Prepaid expenses and other assets	30,207	44,189

Total assets	393,982,089	694,288,529

LIABILITIES:
Payable to the custodian	—	19,140
Payable for investments purchased	75,275	—
Payable for Fund shares redeemed	—	719,746
Payable to Adviser	332,887	499,711
Accrued expenses	67,907	87,052

Total liabilities	476,069	1,325,649

Net Assets	$393,506,020	$692,962,880

NET ASSETS CONSIST OF:
Paid in capital	$327,240,089	$610,931,475
Undistributed net investment income	400,700	844,034
Accumulated net realized gain (loss)	(1,947,275)	(9,605,841)
Unrealized appreciation/depreciation on:
Investments	67,812,506	90,793,212
Foreign currency	—	—

Net Assets	$393,506,020	$692,962,880

CAPITAL STOCK, $0.01 PAR VALUE
Authorized	50,000,000	75,000,000
Issued and outstanding	23,808,454	60,185,276
Net Asset Value, Redemption Price and Offering Price Per Share	$16.53	$11.51

P / 34

GLOBAL FUND	SKYLINE FUND	HORIZON FUND

$14,714,314	$57,039,674	$97,523,039

$—	$—	$—

$15,549,050	$56,971,284	$94,230,227
—	—	—
—	—	—
67,778	80,974	82,762
—	—	—
—	—	—
—	—	—
5,394	8,140	13,591

15,622,222	57,060,398	94,326,580

880	1,566	—
—	—	—
—	—	—
1,881	42,516	80,165
48,229	32,426	34,567

50,990	76,508	114,732

$15,571,232	$56,983,890	$94,211,848

$13,471,986	$50,880,893	$83,972,833
4,321	104,153	35,320
1,259,135	6,067,234	13,496,507

834,736	(68,390)	(3,292,812)
1,054	—	—

$15,571,232	$56,983,890	$94,211,848

50,000,000	50,000,000	50,000,000
1,983,265	6,618,256	10,318,990

$7.85	$8.61	$9.13

The accompanying notes are an integral part of these financial statements.	P / 35

Statements of Operations

IronBridge Funds, Inc.

    For the Six Months Ended December 31, 2011 (Unaudited)

	SMALL CAP FUND	SMID CAP FUND
INVESTMENT INCOME:
Dividend income(1)	$2,594,150	$5,208,800
Interest income	4,039	7,131

Total investment income	2,598,189	5,215,931

EXPENSES:
Investment advisory fees	2,008,327	3,003,991
Fund administration and accounting fees	47,750	62,389
Audit fees	17,295	16,473
Custody fees	14,839	33,454
Shareholder servicing fees	14,036	36,400
Federal and state registration fees	13,845	16,646
Directors’ fees and related expenses	7,565	7,547
Legal fees	5,673	11,528
Reports to shareholders	5,103	28,368
Other	14,073	26,742

Total expenses before waiver and reimbursement	2,148,506	3,243,538
Waiver and reimbursement of expenses by Adviser	—	—

Net expenses	2,148,506	3,243,538

Net Investment Income	449,683	1,972,393

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,068,259	(5,463,587)
Foreign currency transactions	—	—
Change in net unrealized appreciation/depreciation on:
Investments	(51,810,734)	(79,707,353)
Foreign currency transactions	—	—

Net Realized and Unrealized Loss on Investments	(49,742,475)	(85,170,940)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,292,792)	$(83,198,547)

(1) Net of foreign taxes withheld of $7,601, $11,612, $3,855, $939 and $1,725 respectively.

P / 36

GLOBAL FUND	SKYLINE FUND	HORIZON FUND

$118,598	$421,921	$607,890
169	566	1,022

118,767	422,487	608,912

70,677	257,517	471,791
27,600	31,360	34,794
18,601	13,698	13,788
14,976	2,642	3,322
4,250	301	2,273
3,448	275	1,107
5,641	6,370	7,527
4,029	10,424	9,973
990	3,639	4,565
1,163	3,483	4,192

151,375	329,709	553,332

(68,226)	(43,578)	(34,362)

83,149	286,131	518,970

35,618	136,356	89,942

(8,864)	(1,801,324)	(332,780)
(6,305)	—	—

(2,198,363)	(5,080,021)	(10,938,115)
(10,716)	—	—

(2,224,248)	(6,881,345)	(11,270,895)

$(2,188,630)	$(6,744,989)	$(11,180,953)

The accompanying notes are an integral part of these financial statements.	P / 37

Statements of Changes in Net Assets

IronBridge Funds, Inc.

	SMALL CAP FUND		SMID CAP FUND
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Operations:
Net investment income	$449,683	$11,011	$1,972,393	$2,140,684
Net realized gain (loss) on:
Investments	2,068,259	32,828,717	(5,463,587)	58,201,772
Foreign currency transactions	—	—	—	—
Change in net unrealized appreciation/depreciation on:
Investments	(51,810,734)	101,756,625	(79,707,353)	146,175,375
Foreign currency transactions	—	—	—	—

Net increase (decrease) in net assets resulting from operations	(49,292,792)	134,596,353	(83,198,547)	206,517,831

Distributions paid from:
Net investment income	(48,983)	(565,859)	(3,219,043)	(1,499,566)
Net realized gain	(3,932,657)	—	(14,418,294)	—

Net decrease in net assets resulting from distributions	(3,981,640)	(565,859)	(17,637,337)	(1,499,566)

Capital share transactions:
Shares sold	11,099,877	30,656,690	57,473,992	196,799,893
Shares issued to holders in reinvestment of distributions	3,900,204	539,109	16,570,484	1,390,732
Shares redeemed	(26,626,360)	(81,448,267)	(80,337,254)	(121,508,360)
Redemption fees	—	16,489	3,732	11,081

Net increase (decrease) in net assets resulting from capital share transactions	(11,626,279)	(50,235,979)	(6,289,046)	76,693,346

Total Increase (Decrease) in Net Assets	(64,900,711)	83,794,515	(107,124,930)	281,711,611

NET ASSETS:
Beginning of Period	458,406,731	374,612,216	800,087,810	518,376,199

End of Period	$393,506,020	$458,406,731	$692,962,880	$800,087,810

Undistributed net investment income	$400,700	$—	$844,034	$2,090,685

Transactions in shares:
Shares sold	676,166	1,807,783	4,904,673	15,848,945
Shares issued to holders in reinvestment of distributions	240,605	31,162	1,478,188	114,746
Shares redeemed	(1,595,998)	(4,626,081)	(6,648,806)	(9,951,717)

Net increase (decrease) in shares outstanding	(679,227)	(2,787,136)	(265,945)	6,011,974

(1) Commencement of operations

P / 38

GLOBAL FUND		SKYLINE FUND		HORIZON FUND
Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Period December 10, 2010(1) through June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Period December 10, 2010(1) through June 30, 2011

$35,618	$368,929	$136,356	$138,244	$89,942	$(28,382)

(8,864)	4,600,173	(1,801,324)	378,806	(332,780)	791,580
(6,305)	(8,844)	—	—	—	—

(2,198,363)	6,907,328	(5,080,021)	5,011,631	(10,938,115)	7,645,303
(10,716)	12,840	—	—	—	—

(2,188,630)	11,880,426	(6,744,989)	5,528,681	(11,180,953)	8,408,501

(275,834)	(460,045)	(44,122)	(126,325)	(54,622)	(50,718)
(3,838,510)	—	(6,531,196)	—	(5,077,629)	—

(4,114,344)	(460,045)	(6,575,318)	(126,325)	(5,132,251)	(50,718)

427,058	487,489	—	67,946,652	1,500,000	100,829,202

3,968,037	317,322	6,575,318	96,634	5,132,251	50,718
(913,683)	(34,596,822)	(250,000)	(9,466,763)	(500,000)	(4,844,902)
—	—	—	—	—	—

3,481,412	(33,792,011)	6,325,318	58,576,523	6,132,251	96,035,018

(2,821,562)	(22,371,630)	(6,994,989)	63,978,879	(10,180,953)	104,392,801

18,392,794	40,764,424	63,978,879	—	104,392,801	—

$15,571,232	$18,392,794	$56,983,890	$63,978,879	$94,211,848	$104,392,801

$4,321	$273,409	$11,919	$104,153	$—	$35,320

43,339	44,994	—	6,783,103	165,198	10,082,920

521,424	28,357	784,644	9,568	573,436	5,002
(115,263)	(3,006,429)	(26,596)	(932,463)	(52,632)	(454,934)

449,500	(2,933,078)	758,048	5,860,208	686,002	9,632,988

The accompanying notes are an integral part of these financial statements.	P / 39

Financial Highlights

IronBridge Funds, Inc.

    For a capital share outstanding throughout the period

IRONBRIDGE SMALL CAP FUND
	Six Months Ended December 31, 2011 (unaudited)		Year Ended June 30, 2011		Year Ended June 30, 2010(1)(2)	Year Ended June 30, 2009(2)	Year Ended June 30, 2008(2)	Year Ended June 30, 2007(2)
Net Asset Value, Beginning of Period	$18.72		$13.73		$11.80	$17.03	$20.35	$18.25
Income (loss) from investment operations:
Net investment income	0.02		—	(4)	0.04 (3)	0.05	0.02	—
Net realized and unrealized gain (loss) on investments	(2.04)		5.01		1.93	(4.53)	(1.16)	3.82

Total Income (Loss) from Investment Operations	(2.02)		5.01		1.97	(4.48)	(1.14)	3.82

Less distributions:
From net investment income	—	(4)	(0.02)		(0.04)	(0.01)	(0.01)	(0.02)
From net realized gain on investments	(0.17)		—		—	(0.74)	(2.17)	(1.70)

Total Distributions	(0.17)		(0.02)		(0.04)	(0.75)	(2.18)	(1.72)

Net Asset Value, End of Period	$16.53		$18.72		$13.73	$11.80	$17.03	$20.35

Total Return	(10.78	)%(5)	36.51%		16.72%	(26.00)%	(6.07)%	22.11%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$393,506		$458,407		$374,612	$296,445	$400,032	$432,403

Ratio of expenses to average net assets
Before waivers and reimbursements	1.07	%(6)	1.08%		1.08%	1.09%	1.07%	1.07%

Net of waivers and reimbursements	1.07	%(6)	1.08%		1.08%	1.09%	1.08%	1.10%

Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.22	%(6)	—	%(4)	0.27%	0.40%	0.10%	(0.01)%

Net of waivers and reimbursements	0.22	%(6)	—	%(4)	0.27%	0.40%	0.09%	(0.08)%

Portfolio turnover rate	10	%(5)	32%		44%	39%	53%	34%

(1) Effective March 1, 2010, IronBridge Capital Management, L.P. became the investment adviser to the Fund.

(2) Prior to March 1, 2010, IronBridge Capital Management, L.P. was the sub-adviser to the Fund.

(3) Per share net investment income has been calculated using the daily average shares method.

(4) Less than one cent per share.

(5) Not annualized.

(6) Annualized.

P / 40

Financial Highlights

IronBridge Funds, Inc.

    For a capital share outstanding throughout the period

IRONBRIDGE SMID CAP FUND
	Six Months Ended December 31, 2011 (unaudited)		Year Ended June 30, 2011	Year Ended June 30, 2010(1)(2)	Year Ended June 30, 2009(2)	Year Ended June 30, 2008(2)	Year Ended June 30, 2007(2)
Net Asset Value, Beginning of Period	$13.24		$9.52	$8.24	$11.23	$13.36	$11.07
Income (loss) from investment operations:
Net investment income	0.03		0.04	0.03 (3)	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	(1.47)		3.71	1.28	(2.93)	(0.98)	2.43

Total Income (Loss) from Investment Operations	(1.44)		3.75	1.31	(2.90)	(0.96)	2.44

Less distributions:
From net investment income	(0.05)		(0.03)	(0.03)	(0.01)	(0.02)	— (4)
From net realized gain on investments	(0.24)		—	—	(0.08)	(1.15)	(0.15)

Total Distributions	(0.29)		(0.03)	(0.03)	(0.09)	(1.17)	(0.15)

Net Asset Value, End of Period	$11.51		$13.24	$9.52	$8.24	$11.23	$13.36

Total Return	(10.74	)%(5)	39.38%	15.88%	(25.78)%	(7.48)%	22.25%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$692,963		$800,088	$518,376	$307,973	$233,380	$193,424
Ratio of expenses to average net assets
Before waivers and reimbursements	0.92	%(6)	0.92%	0.93%	0.96%	0.96%	0.98%
Net of waivers and reimbursements	0.92	%(6)	0.92%	0.94%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.56	%(6)	0.32%	0.43%	0.54%	0.19%	0.08%
Net of waivers and reimbursements	0.56	%(6)	0.32%	0.42%	0.55%	0.20%	0.10%
Portfolio turnover rate	25	%(5)	54%	45%	46%	71%	71%

(1) Effective March 1, 2010, IronBridge Capital Management, L.P. became the investment adviser to the Fund.

(2) Prior to March 1, 2010, IronBridge Capital Management, L.P. was the sub-adviser to the Fund.

(3) Per share net investment income has been calculated using the daily average shares method.

(4) Less than one cent per share.

(5) Not annualized.

(6) Annualized.

The accompanying notes are an integral part of these financial statements.	P / 41

Financial Highlights

IronBridge Funds, Inc.

    For a capital share outstanding throughout the period

IRONBRIDGE GLOBAL FUND
	Six Months Ended December 31, 2011 (unaudited)		Year Ended June 30, 2011	For the Period Ended June 30, 2010(1)
Net Asset Value, Beginning of Period	$11.99		$9.13	$10.00
Income (loss) from investment operations:
Net investment income	0.02	(2)	0.21	0.09
Net realized and unrealized gain (loss) on investments	(1.52)		2.77	(0.95)

Total Income (Loss) from Investment Operations	(1.50)		2.98	(0.86)

Less distributions:
From net investment income	(0.18)		(0.12)	(0.01)
From net realized gain on investments	(2.46)		—	—

Total Distributions	(2.64)		(0.12)	(0.01)

Net Asset Value, End of Period	$7.85		$11.99	$9.13

Total Return	(11.88	)%(3)	32.72%	(8.60	)%(3)
Supplemental data and ratios:
Net assets, end of period (in thousands)	$15,571		$18,393	$40,764
Ratio of expenses to average net assets
Before waivers and reimbursements	1.82	%(4)	1.38%	1.36	%(4)
Net of waivers and reimbursements	1.00	%(4)	1.00%	1.00	%(4)
Ratio of net investment income to average net assets
Before waivers and reimbursements	(0.39	)%(4)	0.56%	0.86	%(4)
Net of waivers and reimbursements	0.43	%(4)	0.94%	1.22	%(4)
Portfolio turnover rate	25	%(3)	53%	41	%(3)

(1) Commenced operations on September 18, 2009.

(2) Per share net investment income has been calculated using the daily average shares method.

(3) Not Annualized.

(4) Annualized.

P / 42

Financial Highlights

IronBridge Funds, Inc.

    For a capital share outstanding throughout the period

IRONBRIDGE SKYLINE FUND
	Six Months Ended December 31, 2011 (unaudited)		For the Period Ended June 30, 2011(1)
Net Asset Value, Beginning of Period	$10.92		$10.00
Income from investment operations:
Net investment income	0.05	(2)	0.03
Net realized and unrealized gain (loss) on investments	(1.23)		0.91

Total Income Loss from Investment Operations	(1.18)		0.94

Less distributions:
From net investment income	(0.01)		(0.02)
From net realized gain on investments	(1.12)		—

Total Distributions	(1.13)		(0.02)

Net Asset Value, End of Period	$8.61		$10.92

Total Return	(10.55	)%(3)	9.41	%(3)
Supplemental data and ratios:
Net assets, end of period (in thousands)	$56,984		$63,979
Ratio of expenses to average net assets
Before waivers and reimbursements	1.15	%(4)	1.23	%(4)
Net of waivers and reimbursements	1.00	%(4)	1.00	%(4)
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.85	%(4)	0.17	%(4)
Net of waivers and reimbursements	1.00	%(4)	0.40	%(4)
Portfolio turnover rate	19	%(3)	27	%(3)

(1) Commenced operations on December 10, 2010.

(2) Per share net investment income has been calculated using the daily average shares method.

(3) Not Annualized.

(4) Annualized.

The accompanying notes are an integral part of these financial statements.	P / 43

Financial Highlights

IronBridge Funds, Inc.

    For a capital share outstanding throughout the period

IRONBRIDGE HORIZON FUND
	Six Months Ended December 31, 2011 (unaudited)		For the Period Ended June 30, 2011(1)
Net Asset Value, Beginning of Period	$10.84		$10.00
Income (loss) from investment operations:
Net investment income	0.01	(2)	—	(3)
Net realized and unrealized gain (loss) on investments	(1.19)		0.85

Total Income (Loss) from Investment Operations	(1.18)		0.85

Less distributions:
From net investment income	(0.01)		(0.01)
From net realized gain on investments	(0.52)		—

Total Distributions	(0.53)		(0.01)

Net Asset Value, End of Period	$9.13		$10.84

Total Return	(10.82	)%(4)	8.45	%(4)
Supplemental data and ratios:
Net assets, end of period (in thousands)	$94,212		$104,393
Ratio of expenses to average net assets
Before waivers and reimbursements	1.17	%(5)	1.21	%(5)
Net of waivers and reimbursements	1.10	%(5)	1.10	%(5)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.12	%(5)	(0.16	)%(5)
Net of waivers and reimbursements	0.19	%(5)	(0.05	)%(5)
Portfolio turnover rate	12	%(4)	18	%(4)

(1) Commenced operations on December 10, 2010.

(2) Per share net investment income has been calculated using the daily average shares method.

(3) Less than one cent per share.

(4) Not Annualized.

(5) Annualized.

P / 44

Notes to Financial Statements

IronBridge Funds

    December 31, 2011

(1) ORGANIZATION

IronBridge Funds, Inc. (the “Company”) was incorporated on February 26, 2010 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies.

The Company consists of six series (“Funds”), five of which are currently operational and are included in this report. IronBridge Capital Management, L.P. (“ICM”), serves as the investment adviser to each of the Funds. A summary of the five operational Funds and their respective investment objective is included below:

Fund	Investment Objective
IronBridge Small Cap Fund	Capital appreciation
IronBridge SMID Cap Fund	Capital appreciation
IronBridge Global Fund	Long term capital appreciation
IronBridge Skyline Fund	Capital appreciation
IronBridge Horizon Fund	Capital appreciation

Three of the five Funds merged with predecessor funds with comparable investment objectives on July 23, 2010. ICM served as investment adviser to the predecessor funds for the period from March 1, 2010 to July 23, 2010, and sub-adviser for the period from their respective inception dates to February 28, 2010. A summary of the reorganizations for each of the Funds is included below:

Fund	Predecessor Fund
IronBridge Small Cap Fund	Frontegra IronBridge Small Cap Fund
IronBridge SMID Cap Fund	Frontegra IronBridge SMID Fund
IronBridge Global Fund	IronBridge Global Focus Fund

The mergers were effected via a tax-free reorganization and the net assets of the predecessor funds comprised substantially all of the net assets of the respective IronBridge Fund on the date of the merger. The predecessor funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the predecessor funds for periods prior to the merger date. Shareholders in the respective predecessor funds were issued shares in the respective IronBridge Fund on the date of the merger and the final net asset value of the respective predecessor fund served as the beginning net asset value for the respective IronBridge Fund. Information with respect to net assets and other relevant operating data for the predecessor funds on the merger date is included below:

	Frontegra IronBridge Small Cap Fund	Frontegra IronBridge SMID Fund	IronBridge Global Focus Fund
Net assets	$398,452,894	$558,258,183	$43,589,754
Shares outstanding	27,180,821	54,411,654	4,466,951
Net asset value	$14.66	$10.26	$9.76

P / 45

Notes to Financial Statements

IronBridge Funds

    December 31, 2011

	Frontegra IronBridge Small Cap Fund	Frontegra IronBridge SMID Fund	IronBridge Global Focus Fund
Investments at fair value	$390,574,089	$546,295,682	$42,862,982
Unrealized appreciation/depreciation	39,101,358	64,581,562	(763,480)
Undistributed net investment income	1,873,284	2,145,654	356,901
Accumulated net realized gain (loss)	(33,579,327)	(47,717,851)	(364,478)
Tax capital loss carryforward	$31,843,802	$39,886,882	$477,401

In addition, three of the five Funds were seeded with an in-kind contribution of securities and assets from other non-registered investment funds (“Legacy Funds”) managed by ICM. These in-kind contributions were a tax-free contribution for U.S. Federal income tax purposes.

Investors in the Legacy Funds received capital shares in the respective IronBridge Fund in exchange for the in-kind contributions of securities and other assets. The Legacy Funds subsequently ceased operations shortly thereafter.

Each IronBridge Fund recorded the securities at fair value on the contribution date and reflected the in-kind contributions in capital shares sold in the statement of changes in net assets. Information related to the in-kind contributions is included below:

Fund	Legacy Fund	Contribution Date	Fair Value of Net Assets on Contribution Date	Capital Shares Issued
IronBridge Global Fund	CFROI Global Life Cycle Fund, LLC	Sep. 18, 2009	$29,100,861	2,910,086
IronBridge Skyline Fund	IronBridge SMID Cap Fund, LLC	Dec. 10, 2010	66,486,651	6,648,665
IronBridge Horizon Fund	CFROI Small Cap Life Cycle Fund, LLC	Dec. 10, 2010	100,829,202	10,082,920

For tax purposes the Fund’s tax basis in the contributed securities was equal to the non-registered fund tax basis in the contributed securities. Information related to the in-kind contribution on a tax basis are:

Fund	Legacy Fund	Tax Basis Appreciation of Securities on Contribution Date	Contributed Securities Tax Basis Remaining at 6/30/11
IronBridge Skyline Fund	IronBridge SMID Cap Fund, LLC	$14,020,948	$7,891,342
IronBridge Horizon Fund	CFROI Small Cap Life Cycle Fund, LLC	18,194,436	14,526,781

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

P / 46

(A) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board of Directors.

On January 21, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends

ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157), to require additional disclosures regarding fair measurements. Specifically, the amendment requires reporting entities to disclose i) the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions; ii) transfers between all levels including Level 1 and Level 2 as well as the reason(s) for all transfers; and with respect to Level 3 positions, transfers out separately from transfers in; and iii) purchases, sales, issuances, and settlements on a gross basis in the Level 3 roll forward rather than as one net number. Examples of inputs that may be used in valuing Level 2 securities are current yields, current discount rates, credit quality, yields for comparable securities, and trading volume.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirements to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, and

P / 47

Notes to Financial Statements

IronBridge Funds

    December 31, 2011

fair value estimates for foreign securities, and changes in benchmark securities indices.

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2011:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total
Equity*
Common Stock	$382,634,250	$—	$—	$382,634,250
Exchange Traded Funds	1,191,567	—	—	1,191,567
Total Equity	383,825,817	—	—	383,825,817
Short-Term Investments	9,628,049	—	—	9,628,049
Total Investments in Securities	$393,453,866	$—	$—	$393,453,866

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total
Equity*
Common Stock	$675,102,546	$—	$—	$675,102,546
Total Equity	675,102,546	—	—	675,102,546
Short-Term Investments	17,095,132	—	—	17,095,132
Total Investments in Securities	$692,197,678	$—	$—	$692,197,678

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total
Equity*
Common Stock	$15,175,846	$—	$—	$15,175,846
Total Equity	15,175,846	—	—	15,175,846
Short-Term Investments	373,204	—	—	373,204
Total Investments in Securities	$15,549,050	$—	$—	$15,549,050

IronBridge Skyline Fund
	Level 1	Level 2	Level 3	Total
Equity*
Common Stock	$55,556,875	$—	$—	$55,556,875
Total Equity	55,556,875	—	—	55,556,875
Short-Term Investments	1,414,409	—	—	1,414,409
Total Investments in Securities	$56,971,284	$—	$—	$56,971,284

P / 48

IronBridge Horizon Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$91,275,181	$—	$—	$91,275,181
Exchange Traded Funds	568,887	—	—	568,887
Total Equity	91,844,068	—	—	91,844,068
Short-Term Investments	2,386,159	—	—	2,386,159
Total Investments in Securities	$94,230,227	$—	$—	$94,230,227

*	See Fund’s Schedule of Investments for sector or currency classifications.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

(B) Federal Income Taxes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2011, open Federal and state income tax years include the tax years ended June 30, 2009, June 30, 2010 and June 30, 2011. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

(C) Distributions to Shareholders. Dividends from net investment income, if any exist, are generally declared and paid at least annually for the IronBridge Small Cap Fund, IronBridge SMID Cap Fund, IronBridge Global Fund, IronBridge Skyline Fund, and the IronBridge Horizon Fund. Distributions of net realized gains, if any, are declared and paid at least annually for all Funds.

All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

P / 49

Notes to Financial Statements

IronBridge Funds

    December 31, 2011

The tax character of distributions paid during the six months ended December 31, 2011 and the fiscal year ended June 30, 2011 were as follows:

	Six Months Ended December 31, 2011				Year Ended June 30, 2011
	Ordinary Income	Short- Term Capital Gains	Long- Term Capital Gains	Total Distributions	Ordinary Income	Long- Term Capital Gains	Total Distributions
IronBridge Small Cap	$48,983	$—	$3,932,657	$3,981,640	$526,870	$38,989	$565,859
IronBridge SMID Cap	3,219,043	—	14,418,294	17,637,337	1,499,566	—	1,499,566
IronBridge Global	275,834	1,194,560	2,643,950	4,114,344	460,045	—	460,045
IronBridge Skyline	44,122	1,815,479	4,715,718	6,575,319	126,325	—	126,325
IronBridge Horizon	54,622	317,120	4,760,508	5,132,250	50,718	—	50,718

The IronBridge Small Cap Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2011.

At June 30, 2011, the Funds’ most recent fiscal year, the components of accumulated earnings/losses on a tax basis were as follows:

	IronBridge Small Cap	IronBridge SMID Cap	IronBridge Global	IronBridge Skyline	IronBridge Horizon
Cost of investments	$339,651,626	$566,494,431	$13,943,432	$50,648,018	$82,251,468

Gross unrealized appreciation	129,136,496	172,824,294	4,647,009	14,100,035	25,247,032
Gross unrealized depreciation	(10,121,637)	(6,465,968)	(175,799)	(1,219,784)	(3,074,948)

Net unrealized appreciation/depreciation	119,014,859	166,358,326	4,471,210	12,880,251	22,172,084

Undistributed ordinary income	—	2,090,685	1,439,083	1,827,375	317,064
Undistributed long-term capital gain	525,504	14,418,279	2,480,157	4,715,678	4,063,071

Total distributable earnings	525,504	16,508,964	3,919,240	6,543,053	4,380,135

Other accumulated losses	—	—	11,770	—	—

Total accumulated earnings/(losses)	$119,540,363	$182,867,290	$8,402,220	$19,423,304	$26,552,219

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, and tax basis adjustments for securities contributed in-kind.

During the year ended June 30, 2011 the Funds utilized the following amounts of capital loss carryforwards:

Capital Loss Carryover Utilized
IronBridge Small Cap	$31,843,802
IronBridge SMID Cap	39,886,882
IronBridge Global	477,401

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more

P / 50

prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

(D) Foreign Currency Translation. Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

Each Fund, respectively, bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. Each Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.

Investments in securities of foreign companies involve additional risks including: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates and political and economic instability. The risks of foreign investments are typically greater in emerging and less developed markets.

(E) Indemnifications. Under the Funds’ organizational documents, officers and Independent Directors of the Company are indemnified against certain liabilities arising out of the performance of their duties to the

Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(F) Subsequent Events. The Funds follow authoritative standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards requires the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

(G) Other. Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds.

P / 51

Notes to Financial Statements

IronBridge Funds

    December 31, 2011

Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2011, the following table shows the reclassifications made:

	Paid in capital	Accumulated net investment income (loss)	Accumulated net realized gain (loss)
IronBridge Small Cap	$—	$38,989	$(38,989)
IronBridge Global	—	(8,844)	8,844
IronBridge Skyline	(14,020,948)	—	14,020,948
IronBridge Horizon	(18,194,436)	79,100	18,115,336

The permanent differences primarily relate to foreign currency and Real Estate Investment Trust (REIT) adjustments with differing book and tax method, and tax basis adjustments for securities contributed in-kind.

(3) INVESTMENT ADVISER AND RELATED PARTIES

The Funds have entered into an investment advisory agreement with ICM on behalf of each Fund. Fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). Pursuant to expense cap agreements, ICM has agreed to waive its respective management fees and/or reimburse each Fund’s operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that each Fund’s operating expenses do not exceed the expense limitation listed below. Expenses waived are netted with advisory fees on the Statement of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to ICM or ICM reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of fees waived exceeds the advisory fee earned, this is shown on the Statement of Assets and Liabilities as a receivable from ICM. The expense cap agreements will continue in effect until July 23, 2012 with successive renewal terms of one year unless terminated by ICM or the Fund’s Board of Directors prior to any such renewal.

IronBridge Funds	Annual Advisory Fees	Expense Limitation
IronBridge Small Cap	1.00%	1.10%
IronBridge SMID Cap	0.85%	0.95%
IronBridge Global	0.85%	1.00%
IronBridge Skyline	0.90%	1.00%
IronBridge Horizon	1.00%	1.10%

Any waivers or reimbursements are subject to later adjustment to allow ICM to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period

P / 52

are less than each Fund’s expense limitation cap, provided, however, that ICM shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the waived or reimbursed expenses subject to potential recovery expiring on June 30:

	IronBridge Global	IronBridge Skyline	IronBridge Horizon
2014	$148,257	$80,414	$60,092
2015	$68,226	$43,578	$34,362

	$216,483	$123,992	$94,454

There are currently no available expenses subject to recapture with respect to the IronBridge Small Cap or SMID Cap Funds.

(4) INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended December 31, 2011 are summarized below:

	Purchases	Sales
IronBridge Small Cap	$38,862,451	$57,711,511
IronBridge SMID Cap	206,496,224	170,399,798
IronBridge Global	4,092,502	5,813,565
IronBridge Skyline	11,428,220	10,872,773
IronBridge Horizon	11,255,098	10,818,825

(5) DIRECTORS FEES

The Independent Directors are paid a retainer of $25,000 per year for their service on the Board. Independent Directors are also compensated for any special meeting that they may be required to attend and are reimbursed for any travel expenses incurred in such meetings.

(6) RECENT ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB

ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Funds’ financial statements.

P / 53

Additional Information

Directory of Fund Service Providers

INVESTMENT ADVISER

IronBridge Capital Management, L.P.

One Parkview Plaza, Suite 700

Oakbrook Terrace, IL 60181

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young, LLP

155 North Wacker Drive

Chicago, IL 60606

LEGAL COUNSEL

Greenberg Traurig, LLP

77 West Wacker Drive, Suite 3100

Chicago, IL 60601

P / 54

Additional Information

PROXY VOTING PROCEDURES

The Investment Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Company’s Board of Directors. You may obtain a description of these procedures, free of charge, by calling toll-free 1-877-861-7714. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-861-7714. This information is also available through the SEC’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Company files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Company’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-877-861-7714.

P / 55

Privacy Notice

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which the Fund maintains the confidentiality and protects the security of your non-public personal information.

WHAT INFORMATION WE COLLECT

In the course of providing services to you, we may collect the following types of “non-public personal information” about you:

•	Information we receive from you on applications or other forms, such as your name, address and social security number, the types and amounts of investments and bank account information, and

•	Information about your transactions with us, our affiliates and others, as well as other account data.

“Non-public personal information” is non-public information about you that we obtain in connection with providing a financial product or service to you, such as the information described in the above examples.

“Affiliates” include the Funds’ investment adviser and companies that are related to IronBridge Funds, Inc. through common control or ownership. The Funds’ investment adviser, IronBridge Capital Management, L.P., is an Affiliate of the funds.

WHAT INFORMATION WE DISCLOSE

We do not disclose non-public personal information about you or any of our former shareholders to anyone, except as permitted by law. We are permitted by law to share any of the information we collect, as described above, with our affiliates. In addition, in the normal course of serving shareholders, information we collect may be shared with companies that perform various services such as transfer agents, custodians and broker-dealers. These companies will use this information only for the services for which we hired them and as allowed by applicable law.

CONFIDENTIALITY AND SECURITY PROCEDURES

To protect your personal information, we permit access only by authorized personnel. We maintain physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

ADDITIONAL RIGHTS

You may have other privacy protections under applicable state laws. To the extent those state laws apply, we will comply with them with respect to your non-public personal information.

P / 56

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By	/s/ John G. Davis
John G. Davis, President (Principal Executive Officer)

Date	03/06/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John G. Davis
John G. Davis, President and Secretary (Principal Executive Officer)

Date	03/06/2012

By	/s/ Ty M. Baird
Ty M. Baird, Treasurer and Assistant Secretary (Principal Financial Officer)

Date	03/06/2012